STOCK-BASED COMPENSATION PLANS (Assumptions Used to Value Stock Options) (Details)	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected Dividend Yield	1.90%	1.80%	1.70%
Expected Volatility Minimum	23.00%	28.00%	31.00%
Expected Volatility Maximum	37.00%	39.00%	43.00%
Weighted-Average Volatility	30.40%	37.00%	41.80%
Risk Free Interest Rate Minimum	0.85%	0.98%	1.82%
Risk Free Interest Rate Maximum	2.00%	1.62%	3.04%
Weighted-Average Risk-Free Interest Rate	1.14%	1.57%	1.85%
Expected Option Life (in years)	7 years	6 years	7 years